Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.4%
Alabama - 2.4%
Alabama State University, Revenue Bonds,
AG,
5.00%, 09/01/2028 - 09/01/2030	$ 1,240,000	$ 1,330,493
5.75%, 09/01/2050	1,630,000	1,714,696
BAM,
5.00%, 09/01/2038 - 09/01/2039	2,575,000	2,627,969
City of Arab, General Obligation Unlimited,
BAM,
5.00%, 03/01/2040 - 03/01/2044	5,840,000	5,891,508
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.00%, 06/01/2034	250,000	248,173
4.63%, 06/01/2040	1,000,000	970,538
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Revenue Bonds,
Series A,
4.00%, 02/01/2046	955,000	772,528
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, BAM,
5.25%, 08/01/2049	4,045,000	4,079,242
Series A, AG,
5.50%, 08/01/2058	350,000	351,206
Southeast Energy Authority A Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (A), 12/01/2051	5,050,000	5,020,156
		23,006,509
Alaska - 0.1%
State of Alaska, General Obligation Unlimited,
Series B,
5.00%, 08/01/2035	1,000,000	1,000,000
Arizona - 1.1%
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2032	120,000	115,483
Series B,
4.00%, 07/01/2041	135,000	117,993
Series A, BAM,
4.00%, 06/01/2044	1,770,000	1,539,650
5.00%, 06/01/2049	3,520,000	3,430,110
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	740,000	740,011
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series C, GNMA,
4.75%, 07/01/2049	445,000	424,705
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	510,000	479,913
6.00%, 03/01/2055	2,260,000	2,479,057
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	$ 525,000	$ 447,931
5.00%, 07/01/2036	750,000	737,058
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	210,000	210,089
		10,722,000
Arkansas - 0.2%
Arkansas Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2046	1,160,000	1,187,613
City of West Memphis Sales & Use Tax Revenue, Revenue Bonds,
AG,
5.00%, 06/01/2034	860,000	924,643
		2,112,256
California - 8.3%
California Enterprise Development Authority, Revenue Bonds,
7.00%, 08/15/2025 (B)	2,700,000	2,700,184
Series A,
5.50%, 11/01/2059	6,585,000	6,938,677
California Health Facilities Financing Authority, Revenue Bonds,
Series A,
4.00%, 03/01/2026 - 03/01/2028	485,000	488,107
5.00%, 10/01/2025	3,610,000	3,619,392
5.00% (A), 03/01/2040	760,000	787,776
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	70,390	56,726
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A, Fixed until 01/01/2029,
9.50% (A), 01/01/2065 (B)	7,000,000	6,241,514
California Municipal Finance Authority, Revenue Bonds,
5.25%, 09/01/2054	2,745,000	2,802,851
Series A,
4.00%, 10/01/2038 - 10/01/2044	4,955,000	4,485,519
5.00%, 10/01/2044	2,275,000	2,199,010
Series A, FNMA,
4.00%, 11/01/2040	1,815,000	1,811,901
4.48%, 06/01/2044	780,000	740,145
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	390,000	390,006
Series A, AG-CR,
5.00%, 06/01/2033 - 06/01/2037	3,275,000	3,653,486
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California State Public Works Board, Revenue Bonds,
Series A,
5.25%, 04/01/2038	$ 1,465,000	$ 1,636,187
California Statewide Communities Development Authority, Revenue Bonds,
5.00%, 11/01/2049	1,000,000	1,007,563
Series A,
5.00%, 12/01/2025 (B)	225,000	225,801
5.50%, 12/01/2054	300,000	290,085
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	1,315,000	1,332,729
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045	560,000	518,760
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
Zero Coupon, 08/01/2036	785,000	496,085
County of El Dorado, Special Tax,
Series A, BAM,
3.00%, 09/01/2025	140,000	140,021
Delano Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2039 - 08/01/2041	885,000	407,087
Inglewood Unified School District, General Obligation Unlimited,
Series B,
5.50%, 08/01/2036 - 08/01/2037	1,440,000	1,656,071
Lancaster Financing Authority, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	6,940,000	7,046,575
Long Beach Bond Finance Authority, Revenue Bonds,
Series A,
5.50%, 11/15/2032 - 11/15/2037	5,100,000	5,589,163
Los Angeles Department of Water & Power, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2042	5,215,000	5,525,663
Series D,
5.25%, 07/01/2054	655,000	666,066
Mount Diablo Unified School District, General Obligation Unlimited,
Series A, AG,
5.50% (A), 08/01/2030	4,215,000	4,215,000
North Kern/Cawelo Financing Authority, Revenue Bonds,
Series A, AG,
5.00%, 05/01/2039 - 05/01/2044	2,500,000	2,569,629
Palos Verdes Peninsula Unified School District, General Obligation Unlimited,
4.00%, 08/01/2038	685,000	695,159
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Bernardino City Unified School District, Certificate of Participation,
AG,
5.00%, 10/01/2034 - 10/01/2035	$ 1,575,000	$ 1,790,608
San Jacinto Unified School District, General Obligation Unlimited,
AG,
5.00%, 08/01/2030	4,070,000	4,083,389
San Ysidro School District, General Obligation Unlimited,
Series E, AG,
Zero Coupon, 08/01/2031	50,000	40,294
Southern California Public Power Authority, Revenue Bonds,
BAM,
5.00%, 07/01/2038	1,170,000	1,253,069
Victor Elementary School District Community Facility District, Special Tax,
BAM,
5.00%, 09/01/2046	250,000	252,073
		78,352,371
Colorado - 6.1%
Auraria Higher Education Center, Revenue Bonds,
AG,
4.00%, 04/01/2029	3,185,000	3,187,923
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A, AG,
5.00%, 12/01/2049	2,085,000	2,097,108
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (C)	294,000	291,706
Bromley Park Metropolitan District No. 2, General Obligation Limited,
BAM,
5.38%, 12/01/2053	840,000	858,838
Bromley Park Metropolitan District No. 3, General Obligation Limited,
AG,
5.00%, 12/01/2039	1,475,000	1,520,773
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2044	1,715,000	1,726,103
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 06/01/2035	1,745,000	1,704,707
Series A,
5.00%, 06/01/2040 - 01/15/2049	3,025,000	3,015,236
Colorado Health Facilities Authority, Revenue Bonds,
5.00%, 11/01/2041 - 11/01/2042	5,950,000	6,019,063
Series A,
4.00%, 01/01/2035 - 11/15/2046	2,455,000	2,162,936
5.00% (A), 11/15/2060	500,000	545,091
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds, (continued)
Series A-1,
4.00%, 08/01/2037	$ 1,000,000	$ 948,120
5.00%, 08/01/2026	1,000,000	1,020,160
Series A-2,
5.00%, 08/01/2044	5,630,000	5,509,773
Colorado Springs School District No. 11 Facilities Corp., Certificate of Participation,
BAM,
5.00%, 12/15/2044	230,000	233,384
Copperleaf Metropolitan District No. 4, General Obligation Limited,
AG,
5.00%, 12/01/2040	870,000	892,672
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	865,000	834,501
5.00%, 07/01/2027	965,000	987,878
El Paso County School District No. 20 Academy, General Obligation Unlimited,
5.25%, 12/15/2049	1,045,000	1,082,308
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (B)	2,000,000	1,846,738
Gunnison County Housing Authority, Revenue Bonds,
BAM,
5.00%, 06/01/2027 - 06/01/2041	6,225,000	6,615,939
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A, AG,
4.00%, 12/01/2043	975,000	854,914
Series B, AG,
4.25%, 12/15/2044	855,000	770,065
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	476,488
Neu Town Metropolitan District, General Obligation Limited,
AG,
5.00%, 12/01/2043	225,000	226,788
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2029	145,000	148,616
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (D), 12/15/2054 (B)	1,000,000	925,567
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AG,
5.00%, 12/01/2044	180,000	180,544
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2045	$ 1,150,000	$ 1,118,466
Series A, AG,
5.00%, 12/01/2043	1,280,000	1,293,078
Parkdale Community Authority, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2040	740,000	760,778
5.38%, 12/01/2045	1,705,000	1,739,671
Ravenna Metropolitan District, General Obligation Limited,
AG,
5.00%, 12/01/2043	430,000	430,209
Riverdale Ranch Metropolitan District, General Obligation Limited,
AG,
5.25%, 12/01/2045	375,000	383,304
STC Metropolitan District No. 2, General Obligation Limited,
Series A, AG,
5.00%, 12/01/2029 - 12/01/2030	1,760,000	1,903,285
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
0.00% (D), 12/01/2051	1,000,000	770,644
Weld County School District No. RE-9 Ault- Highland, General Obligation Unlimited,
5.25%, 12/01/2049	2,720,000	2,810,755
		57,894,129
Connecticut - 1.7%
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	40,000	40,033
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AG-CR,
2.13%, 07/01/2031	5,680,000	5,260,148
Series A,
5.00%, 07/01/2034	475,000	499,375
2.80% (A), 07/01/2048	2,730,000	2,720,008
Series K,
5.00%, 07/01/2035 - 07/01/2036	1,950,000	2,040,426
Series M,
4.00%, 07/01/2039 - 07/01/2041	810,000	752,902
5.00%, 07/01/2032 - 07/01/2034	2,425,000	2,608,389
Series A-B, BAM-TCRS,
3.00%, 07/01/2039	265,000	208,953
Series R-1, BAM,
2.00%, 11/01/2032	2,850,000	2,383,522
		16,513,756
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	$ 930,000	$ 935,592
Series B,
5.25%, 11/15/2053	2,500,000	2,398,646
		3,334,238
District of Columbia - 0.9%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	335,000	335,990
5.00%, 07/01/2032 - 07/01/2048	3,300,000	3,195,550
District of Columbia Income Tax Revenue, Revenue Bonds,
Series A,
5.25%, 05/01/2048	2,000,000	2,048,274
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AG,
Zero Coupon, 10/01/2034	495,000	346,064
Series A, BAM-TCRS,
Zero Coupon, 10/01/2037	1,575,000	883,172
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,185,000	1,231,663
		8,040,713
Florida - 2.6%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA,
4.45%, 01/01/2040	697,902	686,031
Broward County Housing Finance Authority, Revenue Bonds,
Fixed until 10/01/2025,
3.50% (A), 04/01/2041	300,000	300,096
City of Gainesville Utilities System Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2047	5,000	5,460
City of Miami, Revenue Bonds,
Series A, AG,
5.00%, 01/01/2027 (B)	1,080,000	1,109,842
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AG,
5.00%, 11/01/2037	280,000	285,207
City of Winter Haven Utility System Revenue, Revenue Bonds,
BAM,
3.00%, 10/01/2032	150,000	147,430
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Collier County Industrial Development Authority, Revenue Bonds,
Series A, AG,
5.00%, 10/01/2042 - 10/01/2054	$ 5,705,000	$ 5,710,456
County of Miami-Dade, Revenue Bonds,
Series A, AG,
6.88% (A), 10/01/2034	315,000	357,512
County of Orange Water Utility System Revenue, Revenue Bonds,
3.00%, 10/01/2034	500,000	465,703
County of Pasco, Revenue Bonds,
Series A, AG,
5.50%, 09/01/2043	215,000	223,345
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040	1,095,000	1,097,735
5.25%, 06/01/2049	925,000	887,037
Florida Municipal Loan Council, Revenue Bonds,
5.00%, 10/01/2029	1,280,000	1,297,935
Florida State Board of Governors, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	3,235,000	3,426,925
Florida State Board of Governors University of North Florida Dormitory Revenue, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2040	310,000	321,761
Miami-Dade County Industrial Development Authority, Revenue Bonds,
3.35%, 09/01/2027	625,000	619,422
North Broward Hospital District, Revenue Bonds,
Series B,
5.00%, 01/01/2037	4,975,000	5,008,490
Northern Palm Beach County Improvement District, Special Assessment,
BAM,
5.00%, 08/01/2033	550,000	599,581
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2034	310,000	325,187
St. Johns County School Board, Certificate of Participation,
Series A, AG,
5.50%, 07/01/2049	975,000	1,007,136
State of Florida, General Obligation Unlimited,
Series C,
3.00%, 06/01/2034	330,000	304,333
Wildwood Utility Dependent District, Revenue Bonds,
AG,
5.50%, 10/01/2048	615,000	641,106
		24,827,730
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 2.2%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2033	$ 370,000	$ 406,906
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	2,000,000	1,999,851
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (B)	500,000	497,545
Charlton County School District, General Obligation Unlimited,
6.00%, 04/01/2042	145,000	161,832
City of Atlanta Water & Wastewater Revenue, Revenue Bonds,
5.00%, 11/01/2040	360,000	359,977
City of Fairburn Combined Public Utility Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2038	745,000	803,852
City of Social Circle Combined Public Utility Revenue, Revenue Bonds,
AG,
5.00%, 02/01/2034	840,000	934,907
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	250,000	239,044
Development Authority of Burke County, Revenue Bonds,
Fixed until 07/31/2025,
2.80% (A), 11/01/2052	11,000,000	11,000,000
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,760,000	1,695,167
5.00%, 10/15/2052	450,000	358,012
Main Street Natural Gas, Inc., Revenue Bonds,
Series B, Fixed until 12/01/2029,
5.00% (A), 07/01/2053	2,500,000	2,638,610
		21,095,703
Idaho - 0.0% *
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	110,000	110,291
5.00%, 05/01/2035	150,000	156,302
		266,593
Illinois - 6.2%
Chicago Board of Education, General Obligation Unlimited,
Series A, AG,
5.00%, 12/01/2026 - 12/01/2033	2,455,000	2,520,648
Series C, AG,
5.00%, 12/01/2027	300,000	311,141
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago O'Hare International Airport, Revenue Bonds,
Series B,
5.50%, 01/01/2059	$ 1,450,000	$ 1,490,879
Chicago Park District, General Obligation Unlimited,
Series D, BAM,
4.00%, 01/01/2035	580,000	574,246
City of Chicago, General Obligation Unlimited,
Series E, BAM,
6.00%, 01/01/2043	2,925,000	3,161,695
City of Lake Forest, General Obligation Unlimited,
2.00%, 12/15/2029	3,275,000	3,106,226
Cook County School District No. 72 Skokie Fairview, General Obligation Limited,
Series A,
3.00%, 12/01/2034	675,000	606,278
Illinois Finance Authority, Revenue Bonds,
4.00%, 10/15/2037	6,700,000	5,706,832
5.00%, 01/01/2028 - 10/01/2034	1,645,000	1,686,872
AG,
5.00%, 12/01/2036	750,000	754,878
Series A,
4.00%, 07/15/2036 - 08/15/2037	4,855,000	4,682,861
5.00%, 11/01/2029	4,340,000	4,405,167
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,333,454	1,212,824
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2028	1,495,000	1,567,382
Manhattan Park District, General Obligation Unlimited,
AG,
4.25%, 12/15/2042	235,000	214,947
McHenry & Lake Counties Community High School District No. 155 Crystal Lake, General Obligation Unlimited,
4.00%, 06/30/2041 - 06/30/2042	850,000	757,923
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series A,
5.00%, 12/01/2028	165,000	169,705
Northern Illinois University, Certificate of Participation,
BAM,
5.50%, 04/01/2049	3,015,000	3,070,424
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,365,000	1,287,625
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
6.00%, 07/01/2033	$ 365,000	$ 414,161
Sangamon County School District No. 186 Springfield, General Obligation Unlimited,
BAM,
5.00%, 06/01/2044	1,000,000	1,000,965
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS,
Zero Coupon, 12/01/2033	700,000	497,437
Southern Illinois University, Certificate of Participation,
Series A, AG,
5.00%, 02/15/2027 - 02/15/2029	3,885,000	4,062,705
Series A-1, BAM,
4.00%, 02/15/2026	455,000	455,236
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	800,000	803,830
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series A, AG,
5.00%, 01/01/2049	1,070,000	1,069,762
Series B, AG,
5.00%, 01/01/2042 - 01/01/2044	800,000	806,826
St. Clair County School District No. 118 Belleville, General Obligation Unlimited,
BAM,
5.50%, 12/01/2037 - 12/01/2039	2,510,000	2,703,619
Stephenson County School District No. 145 Freeport, General Obligation Unlimited,
Series C, AG,
5.00%, 10/01/2045	2,390,000	2,363,594
United City of Yorkville, General Obligation Unlimited,
Series B,
4.25%, 12/30/2044	1,000,000	931,091
University of Illinois, Certificate of Participation,
Series A, AG,
5.00%, 10/01/2025	790,000	791,353
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,020,186
5.00%, 12/01/2032	125,000	125,204
Village of Stone Park, General Obligation Unlimited,
Series B, BAM,
5.25%, 02/01/2043	1,165,000	1,180,637
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Whiteside Bureau & Henry Counties Community Unit School District No. 3, General Obligation Unlimited,
AG,
5.00%, 12/01/2031 - 12/01/2032	$ 605,000	$ 666,385
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AG,
5.25%, 09/01/2042	1,885,000	1,953,609
		58,135,153
Indiana - 3.7%
Bloomington Redevelopment District, Tax Allocation,
AG,
5.00%, 02/01/2040	515,000	539,904
Clark Pleasant Middle School Corp., Revenue Bonds,
3.00%, 07/15/2034	1,130,000	1,029,523
East Chicago School City, General Obligation Limited,
5.00%, 12/30/2028 - 12/30/2029	1,070,000	1,157,102
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	6,415,000	6,906,608
Gary Chicago International Airport Authority, Tax Allocation,
AG,
5.00%, 02/01/2037	775,000	812,640
Greater Jasper School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2041	1,945,000	2,046,807
Hamilton County Public Building Corp., Revenue Bonds,
4.00%, 07/15/2036	2,995,000	2,986,191
Hancock County Redevelopment Authority, Revenue Bonds,
5.00%, 08/15/2036	675,000	733,952
Indiana Finance Authority, Revenue Bonds,
AG,
5.00%, 01/01/2042	1,295,000	1,284,688
Series A,
3.00%, 11/01/2030	3,620,000	3,522,093
Series B,
2.50%, 11/01/2030	2,500,000	2,347,831
3.00%, 11/01/2030	4,645,000	4,515,029
Series D, Fixed until 10/01/2030,
5.00% (A), 10/01/2063	1,765,000	1,907,128
Kokomo-Center School Building Corp., Revenue Bonds,
3.00%, 07/15/2034	635,000	580,317
Posey County Redevelopment Authority, Revenue Bonds,
5.00%, 01/15/2031	315,000	344,081
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Terre Haute Sanitary District, Revenue Bonds,
BAM,
5.00%, 07/01/2042	$ 1,185,000	$ 1,211,162
Town of Huntertown Sewage Works Revenue, Revenue Bonds,
BAM,
5.00%, 01/01/2039	1,320,000	1,391,559
Westfield-Washington Multi-School Building Corp., Revenue Bonds,
Series A,
5.25%, 07/15/2041	1,675,000	1,773,092
		35,089,707
Iowa - 0.2%
Sheldon Community School District School Infrastructure Sales Services & Use Tax, Revenue Bonds,
BAM,
5.00%, 06/01/2036 - 06/01/2037	1,525,000	1,573,785
Kansas - 0.8%
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited,
AG,
6.00%, 09/01/2045	890,000	977,751
Kansas Municipal Energy Agency, Revenue Bonds,
Series A, BAM,
5.00%, 04/01/2033	745,000	756,407
University of Kansas Hospital Authority, Revenue Bonds,
5.00%, 09/01/2033	1,880,000	1,882,002
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited,
BAM,
5.25%, 09/01/2055	3,630,000	3,678,664
		7,294,824
Kentucky - 0.5%
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 09/02/2025,
3.45% (A), 09/01/2042	2,000,000	1,998,341
University of Louisville, Revenue Bonds,
Series A,
5.00%, 09/01/2043	1,685,000	1,739,725
Western Kentucky University, Revenue Bonds,
Series A,
5.00%, 09/01/2037	745,000	785,473
		4,523,539
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 0.5%
City of Shreveport, General Obligation Unlimited,
Series A, AG,
5.00%, 03/01/2030	$ 360,000	$ 387,376
City of Shreveport Water & Sewer Revenue, Revenue Bonds,
Series B, AG,
5.00%, 12/01/2027	600,000	628,334
Series C, BAM,
5.00%, 12/01/2027	300,000	313,614
Greater New Orleans Expressway Commission, Revenue Bonds,
AG,
5.00%, 11/01/2047	1,255,000	1,257,283
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (E)(F)	3,160,000	1,058,600
New Orleans Aviation Board, Revenue Bonds,
AG,
5.00%, 01/01/2029	700,000	735,716
St. John Baptist Parish Law Enforcement District, Special Tax,
AG,
5.25%, 03/01/2045	485,000	495,715
		4,876,638
Maine - 0.7%
Finance Authority of Maine, Revenue Bonds,
Series A, AG,
4.75%, 12/01/2035	500,000	501,478
Maine Municipal Bond Bank, Revenue Bonds,
Series A,
3.00%, 11/01/2035	1,010,000	922,456
Maine State Housing Authority, Revenue Bonds,
Series A,
4.50%, 11/15/2045	3,430,000	3,162,127
Series B-2,
4.40%, 11/15/2043	170,000	160,169
Series E,
4.45%, 11/15/2038	2,145,000	2,149,525
Regional School Unit No. 14, General Obligation Unlimited,
5.00%, 11/01/2029	90,000	98,663
		6,994,418
Maryland - 0.3%
County of Prince George's, General Obligation Limited,
5.00%, 08/01/2034	240,000	273,130
Maryland Economic Development Corp., Revenue Bonds,
AG,
5.00%, 06/01/2043	345,000	345,022
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AG-CR,
5.00%, 07/01/2034	$ 745,000	$ 814,881
AG,
5.00%, 07/01/2043	945,000	963,757
		2,396,790
Massachusetts - 1.3%
City of Revere, General Obligation Limited,
4.00%, 08/01/2041	400,000	379,567
Massachusetts Development Finance Agency, Revenue Bonds,
AG-CR,
4.00%, 07/01/2044	85,000	73,278
5.00%, 10/01/2039	250,000	251,527
Series B,
4.00%, 02/15/2036	985,000	1,019,648
5.00% (A), 08/15/2055	770,000	826,232
Series D,
4.00%, 07/01/2045	160,000	134,101
5.00%, 07/01/2044	605,000	574,510
Series E,
4.00%, 07/01/2038	1,090,000	1,021,435
5.00%, 07/01/2031 - 07/01/2035	4,450,000	4,499,576
Series G,
5.00%, 07/01/2027	1,020,000	1,051,203
Series I,
5.00%, 07/01/2030	1,115,000	1,129,239
Series K,
5.00%, 07/01/2038	170,000	171,157
Series S-1,
4.00%, 07/01/2036 - 07/01/2041	735,000	682,056
Massachusetts State College Building Authority, Revenue Bonds,
Series D,
4.00%, 05/01/2034	360,000	366,388
		12,179,917
Michigan - 2.0%
Charles Stewart Mott Community College, General Obligation Unlimited,
AG,
5.00%, 05/01/2042 - 05/01/2044	5,690,000	5,878,261
City of Trenton, General Obligation Unlimited,
BAM,
5.00%, 04/01/2044	405,000	409,656
Detroit Wayne County Stadium Authority, Revenue Bonds,
AG,
5.00%, 10/01/2026	1,385,000	1,386,005
Eastern Michigan University, Revenue Bonds,
Series A, AG,
4.00%, 03/01/2044	2,310,000	2,034,246
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Four Lakes Special Assessment District, Special Assessment,
5.00%, 06/01/2035	$ 2,140,000	$ 2,279,266
Grosse Ile Township School District, General Obligation Unlimited,
Series II,
5.00%, 05/01/2042	500,000	521,746
Howell Public Schools, General Obligation Unlimited,
5.00%, 05/01/2041	500,000	521,500
Michigan Finance Authority, Revenue Bonds,
Series 2013-5,
4.00%, 12/01/2040	2,675,000	2,388,491
Michigan State Building Authority, Revenue Bonds,
Series I,
5.00%, 04/15/2034	955,000	959,490
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	1,879,557
Southfield Public Schools, General Obligation Unlimited,
5.00%, 05/01/2042	375,000	391,008
		18,649,226
Minnesota - 1.8%
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,737,192	1,844,033
City of Minneapolis, Revenue Bonds,
Series A, Fixed until 05/15/2028,
5.00% (A), 11/15/2052	2,200,000	2,323,435
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	515,264
County of Aitkin, General Obligation Unlimited,
Series A,
3.20%, 02/01/2037	615,000	545,864
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2028	605,000	617,483
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	724,258
Hopkins Independent School District No. 270, General Obligation Unlimited,
Series A,
3.00%, 02/01/2033	1,720,000	1,636,419
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
5.00%, 07/01/2028	2,405,000	2,541,776
Series A,
5.00%, 12/01/2030	195,000	195,139
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Maccray Independent School District No. 2180, General Obligation Unlimited,
Series A,
2.00%, 02/01/2033	$ 365,000	$ 311,836
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	1,385,000	1,393,576
State of Minnesota, General Obligation Unlimited,
Series A,
4.00%, 09/01/2037	1,950,000	1,975,434
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	467,058
Waconia Independent School District No. 110, General Obligation Unlimited,
Series A,
5.00%, 02/01/2034	2,080,000	2,296,543
		17,388,118
Mississippi - 0.8%
Mississippi Development Bank, Revenue Bonds,
AG,
3.00%, 12/01/2033	195,000	177,029
6.88%, 12/01/2040	3,160,000	3,212,059
BAM,
4.00%, 04/01/2037	465,000	453,092
5.00%, 05/01/2038 - 05/01/2042	3,425,000	3,510,756
		7,352,936
Missouri - 0.7%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
3.00%, 11/15/2032	125,000	122,408
Series A,
5.00%, 02/01/2029 - 05/01/2033	2,405,000	2,493,963
Series B, Fixed until 05/01/2026,
4.00% (A), 05/01/2051	460,000	463,431
Jefferson County Consolidated School District No. 6, General Obligation Unlimited,
Series A,
3.00%, 03/01/2034	470,000	437,983
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (B)	800,000	705,553
Lebanon Reorganized School District No. R-3, General Obligation Unlimited,
5.50%, 03/01/2045	425,000	454,799
Riverview Gardens School District, General Obligation Unlimited,
6.00%, 04/01/2042	225,000	239,788
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Charles County Industrial Development Authority, Revenue Bonds,
FNMA,
4.65%, 04/01/2043	$ 2,180,000	$ 2,114,615
		7,032,540
Nebraska - 0.4%
City of Omaha, General Obligation Unlimited,
3.00%, 04/15/2036	500,000	455,307
Colfax County School District No. 58, General Obligation Unlimited,
AG,
4.25%, 12/15/2045	405,000	368,692
Elkhorn School District, General Obligation Unlimited,
AG,
5.00%, 06/15/2041	375,000	391,628
Loup River Public Power District, Revenue Bonds,
AG,
5.00%, 12/01/2032 - 12/01/2036	2,560,000	2,808,423
		4,024,050
Nevada - 0.2%
County of Clark, Revenue Bonds,
5.00%, 07/01/2034	275,000	283,565
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	50,000	49,951
Henderson Redevelopment Agency, Tax Allocation,
AG,
5.25%, 04/01/2043	1,240,000	1,283,900
		1,617,416
New Hampshire - 1.9%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (B)	7,000,000	4,776,544
Series 2025-A,
5.00%, 06/01/2030 - 06/01/2031	1,350,000	1,456,163
Series A, BAM,
5.25%, 12/01/2041 - 06/01/2051	5,725,000	5,832,392
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 08/01/2038	1,770,000	1,875,340
New Hampshire Municipal Bond Bank, Revenue Bonds,
Series A,
3.00%, 02/15/2036	380,000	345,770
Series B,
5.00%, 08/15/2043 (G)	3,350,000	3,464,227
		17,750,436
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 1.0%
City of Atlantic City, General Obligation Unlimited,
AG,
4.00%, 11/01/2025	$ 465,000	$ 465,129
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E)(F)	535,000	240,750
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (B)	130,000	130,658
5.00%, 09/01/2037 (B)	750,000	748,023
Series A, BAM,
5.00%, 07/01/2027	1,000,000	1,037,527
New Jersey Educational Facilities Authority, Revenue Bonds,
Series C,
5.00%, 07/01/2031	1,165,000	1,165,897
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2029	435,000	469,980
Somerville School District, General Obligation Unlimited,
1.25%, 05/15/2027	1,000,000	972,355
South Jersey Transportation Authority, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2026	130,000	133,502
Toms River Board of Education, General Obligation Unlimited,
3.00%, 07/15/2029 - 07/15/2037	935,000	773,100
Township of Weehawken, General Obligation Unlimited,
Series A, BAM,
4.25%, 07/01/2027 - 07/01/2028	2,910,000	3,020,182
		9,157,103
New Mexico - 0.6%
County of Santa Fe, Revenue Bonds,
Fixed until 08/01/2027,
3.29% (A), 12/10/2049	2,200,000	2,206,102
New Mexico Finance Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2041 - 06/15/2042	2,250,000	2,354,708
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	1,515,000	1,390,124
		5,950,934
New York - 8.4%
Alden Central School District, General Obligation Unlimited,
3.00%, 06/15/2030 - 06/15/2031	765,000	743,783
Alfred Almond Central School District, General Obligation Unlimited,
4.00%, 06/01/2034 - 06/01/2035	340,000	352,675
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Brookhaven-Comsewogue Union Free School District, General Obligation Unlimited,
3.00%, 06/15/2032	$ 245,000	$ 234,929
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AG,
3.00%, 07/15/2036	250,000	213,644
4.00%, 07/15/2035	1,240,000	1,229,704
Broome County Local Development Corp., Revenue Bonds,
AG,
4.00%, 04/01/2038 - 04/01/2039	1,900,000	1,767,913
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,715,000	1,711,119
5.00%, 08/01/2037	1,260,000	1,247,030
Caledonia-Mumford Central School District, General Obligation Unlimited,
3.00%, 06/15/2031	165,000	158,299
Chatham Central School District, General Obligation Unlimited,
Series A,
3.00%, 03/15/2033	280,000	264,996
City of Auburn, General Obligation Limited,
AG,
4.00%, 08/01/2035 - 08/01/2038 (G)	860,000	879,420
Clinton County Capital Resource Corp., Revenue Bonds,
5.00%, 07/01/2046 (B)	700,000	684,904
County of Delaware, General Obligation Limited,
3.00%, 04/01/2033	190,000	180,649
County of Orange, General Obligation Limited,
Series A,
2.50%, 06/15/2031	2,525,000	2,348,007
East Ramapo Central School District, General Obligation Unlimited,
5.00%, 03/15/2044	360,000	362,497
Gananda Central School District, General Obligation Unlimited,
3.00%, 06/15/2030 - 06/15/2031	295,000	284,867
Goshen Central School District, General Obligation Unlimited,
3.25%, 04/01/2032	305,000	294,088
Greenwood Lake Joint Fire District, General Obligation Unlimited,
AG,
3.13%, 06/01/2030 - 06/01/2031	360,000	349,935
Highland Central School District, General Obligation Unlimited,
3.00%, 06/15/2031	195,000	189,467
Island Trees Union Free School District, General Obligation Unlimited,
2.00%, 05/15/2032	1,545,000	1,353,895
Margaretville Central School District, General Obligation Unlimited,
3.00%, 06/15/2031	265,000	255,566
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds,
Series D-1, BAM,
5.00%, 11/15/2033	$ 2,650,000	$ 2,659,334
New York City Industrial Development Agency, Revenue Bonds,
Series A, AG,
4.00%, 03/01/2032	1,000,000	1,016,714
New York City Municipal Water Finance Authority, Revenue Bonds,
Series AA-6, Fixed until 07/31/2025,
2.75% (A), 06/15/2048	12,000,000	12,000,000
Series CC-1,
5.25%, 06/15/2054	1,900,000	1,951,142
New York City Transitional Finance Authority, Revenue Bonds,
Series D,
5.50%, 05/01/2052	300,000	314,405
Series H,
5.50%, 11/01/2051	305,000	320,569
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	130,542
New York State Dormitory Authority, Revenue Bonds,
5.25%, 10/01/2049	1,400,000	1,386,141
AG,
5.00%, 07/01/2031 - 07/01/2036	4,220,000	4,581,465
5.25%, 07/01/2041	460,000	481,722
5.50%, 10/01/2054	5,185,000	5,310,063
Series A,
5.00%, 10/01/2037	9,695,000	10,218,628
5.50%, 07/01/2054	7,405,000	7,792,427
Series A-1,
4.00%, 07/01/2043	2,525,000	2,336,188
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	185,000	184,824
New York State Housing Finance Agency, Revenue Bonds,
Series D,
4.00%, 11/01/2042	635,000	574,562
Series D-2, Fixed until 08/21/2025,
3.10% (A), 05/01/2062	185,000	185,003
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2029	105,000	112,714
Oneida County Local Development Corp., Revenue Bonds,
AG,
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,386,788
Port Authority of New York & New Jersey, Revenue Bonds,
Series 212,
4.00%, 09/01/2037	985,000	969,305
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
South Seneca Central School District, General Obligation Unlimited,
3.00%, 06/15/2031	$ 345,000	$ 332,717
State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds,
Series 244,
2.50%, 04/01/2030	190,000	184,116
Town of Greece, General Obligation Limited,
3.00%, 08/15/2030	85,000	84,320
Village of Adams, General Obligation Limited,
BAM,
3.00%, 03/15/2031	130,000	127,011
Village of Depew, General Obligation Limited,
BAM,
3.00%, 05/01/2028 - 05/01/2029	330,000	330,008
Village of Medina, General Obligation Limited,
AG,
3.00%, 05/15/2030 - 05/15/2031	290,000	288,518
Westchester County Local Development Corp., Revenue Bonds,
AG,
5.00%, 11/01/2047	2,240,000	2,244,165
5.75%, 11/01/2049 - 11/01/2053	3,410,000	3,598,966
		79,209,744
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority, Revenue Bonds,
Series D, Fixed until 12/01/2031,
5.00% (A), 01/15/2049	255,000	280,555
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 02/01/2036	1,335,000	1,315,364
Series B-1,
2.55%, 09/01/2026	1,550,000	1,522,958
Series B-2,
2.30%, 09/01/2025	1,250,000	1,247,792
North Carolina Turnpike Authority, Revenue Bonds,
AG,
4.00%, 01/01/2037	490,000	480,021
		4,846,690
North Dakota - 1.1%
City of Grand Forks, General Obligation Unlimited,
Series B,
2.25%, 12/01/2027	310,000	304,630
3.00%, 12/01/2034 - 12/01/2035	865,000	792,238
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2037	1,700,000	1,556,891
5.00%, 12/01/2032	125,000	130,908
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
City of Grand Forks, Revenue Bonds, (continued)
AG-CR,
4.00%, 12/01/2046	$ 1,370,000	$ 1,135,453
5.00%, 12/01/2033	500,000	530,149
Series A, AG,
5.00%, 12/01/2040 - 12/01/2042	640,000	647,552
City of Horace, General Obligation Unlimited,
Series B,
4.85%, 08/01/2026	1,100,000	1,100,446
Series C,
4.50%, 05/01/2039	1,690,000	1,611,841
4.75%, 05/01/2044	1,100,000	1,022,241
5.00%, 05/01/2050	610,000	568,302
UND Alumni Association & Foundation, Revenue Bonds,
Series A, BAM,
5.00%, 05/01/2054	700,000	695,542
		10,096,193
Ohio - 4.3%
Bedford City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2028 - 12/01/2045	6,415,000	6,857,609
Brunswick City School District, General Obligation Unlimited,
BAM,
5.50%, 12/01/2060	3,445,000	3,537,301
City of Chillicothe, Revenue Bonds,
4.00%, 12/01/2042	110,000	95,983
City of Columbus, General Obligation Unlimited,
Series A,
3.00%, 08/15/2035	640,000	583,295
City of Norwood, Tax Allocation,
4.38%, 12/01/2030	595,000	597,386
5.00%, 12/01/2041	500,000	484,428
Clermont County Port Authority, Revenue Bonds,
BAM,
5.00%, 12/01/2032	2,200,000	2,212,510
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
5.00%, 11/15/2054	895,000	859,601
Columbus Metropolitan Housing Authority, Revenue Bonds,
4.00%, 12/01/2034	640,000	635,883
Columbus-Franklin County Finance Authority, Revenue Bonds,
FNMA,
4.82%, 11/01/2043	200,000	200,135
County of Butler, Revenue Bonds,
BAM-TCRS,
3.63%, 11/15/2038	400,000	342,117
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Fayette, Revenue Bonds,
AG,
5.25%, 12/01/2028 - 12/01/2030	$ 735,000	$ 797,302
County of Franklin, Revenue Bonds,
Series A,
4.00%, 12/01/2039	605,000	558,730
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,001,867
County of Ross, Revenue Bonds,
5.00%, 12/01/2049	145,000	140,714
County of Warren, Revenue Bonds,
5.00%, 07/01/2049	1,755,000	1,651,819
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2054	625,000	598,747
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	4,315,000	4,437,295
Margaretta Local School District, Certificate of Participation,
BAM,
5.50%, 10/01/2038	700,000	748,881
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	1,590,000	1,619,308
Northeast Ohio Medical University, Revenue Bonds,
BAM,
5.00%, 12/01/2038 - 12/01/2040	1,170,000	1,196,197
Ohio Air Quality Development Authority, Revenue Bonds,
Series A, Fixed until 08/31/2025,
2.40% (A), 12/01/2038	115,000	108,962
Series C, Fixed until 11/04/2025,
1.50% (A), 02/01/2026	1,900,000	1,881,553
Ohio Higher Educational Facility Commission, Revenue Bonds,
Series A,
3.13%, 12/01/2030	175,000	173,214
Ohio Housing Finance Agency, Revenue Bonds,
Series K, GNMA, FNMA, FHLMC,
3.35%, 09/01/2039	435,000	372,777
Port of Greater Cincinnati Development Authority, Revenue Bonds,
Series C, AG,
5.00%, 12/01/2043	105,000	105,369
Shaker Heights City School District, Certificate of Participation,
BAM,
5.00%, 12/15/2043	135,000	136,573
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,885,000	2,615,335
Series A,
5.00%, 05/15/2045	1,145,000	1,112,177
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	$ 825,000	$ 662,413
Series C,
5.00%, 11/15/2039 - 11/15/2054	3,520,000	3,491,602
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,180,000	1,097,715
		40,914,798
Oklahoma - 0.5%
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	325,436
Oklahoma County Finance Authority, Revenue Bonds,
BAM,
5.00%, 10/01/2044	2,350,000	2,388,251
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2034	625,000	631,233
Tulsa Metropolitan Utility Authority, Revenue Bonds,
Series A,
4.00%, 04/01/2037	1,385,000	1,383,577
		4,728,497
Oregon - 0.9%
Multnomah County School District No. 1J Portland, General Obligation Unlimited,
Series B,
3.00%, 06/15/2029	2,425,000	2,425,303
Oregon Coast Community College District, General Obligation Unlimited,
5.00% (A), 06/15/2043 - 06/15/2045	1,125,000	1,158,794
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,654,161
Series K-1, FNMA,
4.33%, 11/01/2043	860,000	793,252
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley, General Obligation Unlimited,
Series B,
5.00%, 06/15/2037	1,000,000	1,031,862
		8,063,372
Pennsylvania - 4.4%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A, AG-CR,
4.00%, 07/15/2038 - 07/15/2039	3,325,000	3,144,281
Altoona Area School District, General Obligation Limited,
Series A,
5.00%, 12/01/2039	1,100,000	1,104,948
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Antietam School District, General Obligation Limited,
5.00%, 04/01/2043	$ 1,950,000	$ 1,968,406
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2036	130,000	126,691
Bensalem Township School District, General Obligation Unlimited,
5.00%, 06/01/2028	910,000	911,757
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	836,862
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,099,117
Coatesville School District, General Obligation Limited,
5.25%, 11/15/2039	585,000	620,238
County of Lackawanna, General Obligation Unlimited,
BAM,
5.25%, 11/01/2039	1,220,000	1,284,499
County of Lehigh, Revenue Bonds,
AG-CR,
4.00%, 07/01/2039	850,000	798,035
Series A, AG-CR,
4.00%, 07/01/2033	2,370,000	2,376,243
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	540,000	549,985
Delaware County Vocational & Technical School Authority, Revenue Bonds,
BAM,
4.00%, 11/01/2041 - 11/01/2042	2,560,000	2,361,448
Elizabeth Borough Municipal Authority, Revenue Bonds,
BAM,
2.88%, 11/15/2036	170,000	146,824
General Authority of Southcentral Pennsylvania, Revenue Bonds,
4.00%, 12/01/2030	1,170,000	1,169,926
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AG,
5.00%, 07/01/2035 - 07/01/2036	5,615,000	5,932,409
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	615,828
Luzerne County Industrial Development Authority, Revenue Bonds,
AG,
5.00%, 12/15/2027	960,000	965,839
Newtown Township Sewer Authority, Revenue Bonds,
4.00%, 09/01/2032	100,000	100,208
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
AG,
5.25%, 11/01/2048	$ 970,000	$ 983,336
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.25%, 10/01/2026	105,000	104,028
Series 132A,
2.20%, 10/01/2032	100,000	89,133
Series 146A,
4.50%, 10/01/2044	1,115,000	1,049,888
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2035 - 09/01/2037	2,275,000	2,239,002
Series F,
5.00%, 09/01/2033	1,305,000	1,326,473
State Public School Building Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2032	4,415,000	4,483,983
Series A, AG,
5.00%, 12/01/2043	2,190,000	2,127,946
West Chester Area School District, General Obligation Limited,
2.00%, 03/15/2032	140,000	122,734
		41,640,067
Puerto Rico - 0.3%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	127,108
Puerto Rico Electric Power Authority, Revenue Bonds,
Series SS, AG,
4.38%, 07/01/2030	145,000	140,052
5.00%, 07/01/2030	2,100,000	2,084,665
Series UU, AG,
4.25%, 07/01/2027	20,000	19,748
Series VV, AG,
5.25%, 07/01/2027	40,000	40,234
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AG,
5.00%, 08/01/2027	475,000	476,292
		2,888,099
Rhode Island - 0.4%
Providence Public Building Authority, Revenue Bonds,
Series A, AG,
5.00%, 09/15/2039	135,000	136,624
5.25%, 09/15/2044	475,000	491,099
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	1,500,000	1,566,857
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds, (continued)
Series F,
5.50%, 05/15/2052	$ 1,915,000	$ 1,977,347
		4,171,927
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 - 02/01/2036 (B)	1,000,000	1,001,380
Series A,
5.25%, 11/01/2043	1,000,000	1,027,290
5.50%, 11/01/2049 - 11/01/2050	3,300,000	3,401,160
Sumter Two School Facilities, Inc., Revenue Bonds,
BAM,
3.13%, 12/01/2031	690,000	659,800
		6,089,630
South Dakota - 0.2%
Brookings School District No. 005-1, General Obligation Limited,
AG,
5.50%, 06/15/2043	545,000	579,564
South Dakota Board of Regents Housing & Auxiliary Facilities System, Revenue Bonds,
4.00%, 04/01/2042	1,015,000	879,458
		1,459,022
Tennessee - 2.4%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	550,000	551,382
Series A-1,
4.00%, 08/01/2044	1,100,000	948,103
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	75,000	75,049
City of LaFollette Electric System Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2037	780,000	834,769
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2038 - 07/01/2043	2,445,000	2,483,055
5.25%, 07/01/2049	5,430,000	5,464,229
5.50%, 07/01/2054 - 07/01/2059	8,025,000	8,152,170
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds,
Series B, FNMA, Fixed until 02/01/2026,
3.85% (A), 02/01/2048	400,000	401,251
New Memphis Arena Public Building Authority, Revenue Bonds,
0.00% (D), 04/01/2029	550,000	536,496
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2029 - 06/01/2032	$ 3,350,000	$ 3,598,288
		23,044,792
Texas - 10.2%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2034	1,000,000	1,011,952
Audubon Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
4.00%, 09/01/2033 - 09/01/2034 (G)	680,000	678,749
Banquete Independent School District, General Obligation Unlimited,
5.00%, 08/01/2043	850,000	876,350
Baybrook Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
4.25%, 05/01/2034	485,000	487,527
5.88%, 05/01/2033	860,000	937,968
6.75%, 05/01/2032	1,925,000	2,185,827
Brookfield Water Control & Improvement District, General Obligation Unlimited,
AG,
4.00%, 09/01/2045	1,075,000	904,648
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
4.50%, 03/01/2031 - 03/01/2042	2,255,000	2,097,924
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2038	1,000,000	1,058,961
City of Arlington Special Tax Revenue, Special Tax,
AG,
5.00%, 02/15/2028	150,000	150,129
City of Celina, Special Assessment,
AG,
5.00%, 09/01/2045	1,450,000	1,447,580
City of Odessa, General Obligation Limited,
4.00%, 03/01/2038 - 03/01/2039	5,355,000	4,707,248
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	141,000	128,786
City of Seguin, General Obligation Limited,
5.50%, 09/01/2049	4,950,000	5,207,088
City of Temple, Tax Allocation,
BAM,
5.00%, 08/01/2028 - 08/01/2032	2,490,000	2,697,065
Clifton Higher Education Finance Corp., Revenue Bonds,
3.00%, 08/15/2034 - 08/15/2035	2,765,000	2,502,370
5.25%, 08/15/2044 - 08/15/2049	2,110,000	2,148,430
Series A,
5.00%, 02/15/2028 - 08/15/2035	3,850,000	4,105,088
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, (continued)
Series B, Fixed until 02/15/2030,
4.00% (A), 02/15/2055	$ 1,500,000	$ 1,536,198
County of Harris Toll Road Revenue, Revenue Bonds,
Series A,
3.00%, 08/15/2037	1,200,000	1,054,602
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AG,
5.00%, 08/15/2028	1,000,000	1,001,560
Dallas County Municipal Utility District No. 4, General Obligation Unlimited,
BAM,
6.75%, 03/01/2031 (G)	190,000	217,132
Denton Independent School District, General Obligation Unlimited,
Series B2, Fixed until 08/15/2030,
4.00% (A), 08/15/2055	2,500,000	2,580,199
East Montgomery County Improvement District Sales Tax Revenue, Revenue Bonds,
AG,
5.25%, 08/15/2049	1,000,000	1,028,800
East Montgomery County Municipal Utility District No. 5, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	195,000	165,861
Ellis County Fresh Water Supply District No. 1, General Obligation Unlimited,
BAM,
4.13%, 09/01/2046	280,000	245,077
Emerald Forest Utility District, General Obligation Unlimited,
AG,
1.50%, 09/01/2035 - 09/01/2036 (G)	440,000	321,947
Fort Bend County Municipal Utility District No. 176, General Obligation Unlimited,
AG,
5.00%, 09/01/2032 (G)	290,000	309,108
6.50%, 09/01/2031 (G)	275,000	314,398
Fort Bend County Municipal Utility District No. 184, General Obligation Unlimited,
AG,
4.00%, 04/01/2032 - 04/01/2034 (G)	1,785,000	1,799,395
Fort Bend County Municipal Utility District No. 222, General Obligation Unlimited,
AG,
5.00%, 07/01/2032 (G)	730,000	793,031
6.00%, 07/01/2028 - 07/01/2029 (G)	625,000	683,531
Fort Stockton Independent School District, General Obligation Limited,
5.00%, 08/01/2033 - 08/01/2038	2,155,000	2,156,552
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Galveston County Water Control & Improvement District No. 1, General Obligation Unlimited,
AG-CR,
5.00%, 03/01/2036	$ 220,000	$ 235,854
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,510,000	2,984,340
4.25%, 11/01/2050	760,000	646,490
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A, Fixed until 02/15/2032,
5.00% (A), 11/15/2054	2,500,000	2,681,763
Harris County Hospital District, General Obligation Limited,
3.00%, 02/15/2033	535,000	510,351
Harris County Municipal Utility District No. 105, General Obligation Unlimited,
BAM,
4.00%, 03/01/2034	915,000	925,840
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM,
4.00%, 04/01/2033	415,000	420,223
Harris County Municipal Utility District No. 537, General Obligation Unlimited,
BAM-TCRS,
3.75%, 04/01/2034 - 04/01/2035	200,000	196,232
Harris County Water Control & Improvement District No. 89, General Obligation Unlimited,
AG,
3.25%, 10/01/2035	230,000	207,779
Harris County-Houston Sports Authority, Revenue Bonds,
Series A,
Zero Coupon, 11/15/2040	3,220,000	1,339,251
Series B, AG,
5.00%, 11/15/2044	755,000	762,335
Harris-Waller Counties Municipal Utility District No. 4, General Obligation Unlimited,
BAM,
4.13%, 11/01/2034 (G)	1,470,000	1,471,309
High Island Independent School District, General Obligation Unlimited,
6.38%, 02/15/2037 (G)	1,195,000	1,391,409
Housing Options, Inc., Revenue Bonds,
Fixed until 05/01/2028,
3.75% (A), 11/01/2045	2,500,000	2,533,244
Ingleside Independent School District, General Obligation Unlimited,
5.00%, 08/15/2038 (G)	1,000,000	1,064,383
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	560,000	562,888
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Leander Independent School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/15/2028	$ 495,000	$ 450,260
Liberty Hill Independent School District, General Obligation Unlimited,
3.00%, 02/01/2036	1,650,000	1,463,868
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
BAM,
4.38%, 08/15/2042	240,000	228,268
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	840,000	832,558
Montgomery County Water Control & Improvement District No. 1, General Obligation Unlimited,
AG,
3.00%, 03/01/2034	480,000	444,908
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026	1,040,000	1,044,795
Series A, AG,
5.00%, 04/01/2046	560,000	538,431
Parkway Utility District, General Obligation Unlimited,
NATL,
3.00%, 03/01/2036	1,205,000	1,007,588
Permanent University Fund - University of Texas System, Revenue Bonds,
Series A,
3.25%, 07/01/2034	1,670,000	1,574,832
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	70,000	69,561
San Antonio Housing Trust Public Facility Corp., Revenue Bonds,
Fixed until 07/01/2027,
3.45% (A), 07/01/2029	2,500,000	2,513,393
San Antonio Water System, Revenue Bonds,
Series 2013-F, Fixed until 11/01/2026,
1.00% (A), 05/01/2043	125,000	121,245
Southwest Higher Education Authority, Inc., Revenue Bonds,
Series A,
4.00%, 10/01/2042	1,000,000	875,705
Sunfield Municipal Utility District No. 3, General Obligation Unlimited,
BAM,
3.00%, 09/01/2034	510,000	461,873
Taft Independent School District, General Obligation Unlimited,
5.00%, 08/15/2041	1,300,000	1,350,969
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A,
5.00%, 07/01/2031	$ 420,000	$ 442,450
Series B,
5.00%, 07/01/2032	1,060,000	1,110,781
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds,
Fixed until 07/01/2033,
5.00% (A), 01/01/2055	1,900,000	1,999,655
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds,
Series A,
4.00%, 06/30/2037	395,000	373,978
Texas Public Finance Authority, Revenue Bonds,
BAM,
5.00%, 05/01/2032 - 05/01/2033	1,410,000	1,521,215
5.25%, 05/01/2034 - 05/01/2035	2,625,000	2,829,135
Texas State University System, Revenue Bonds,
Series A,
3.00%, 03/15/2037	1,900,000	1,638,108
Texas Transportation Commission, General Obligation Unlimited,
Series B, Fixed until 10/01/2025,
0.65% (A), 10/01/2041	125,000	122,366
Travis County Municipal Utility District No. 14, General Obligation Unlimited,
AG,
3.00%, 09/01/2037	200,000	168,406
Travis County Municipal Utility District No. 16, General Obligation Unlimited,
AG,
3.00%, 09/01/2036	215,000	185,721
Travis County Municipal Utility District No. 22, General Obligation Unlimited,
BAM,
4.25%, 09/01/2035	420,000	423,113
6.75%, 09/01/2030 - 09/01/2033	2,275,000	2,647,258
Viridian Municipal Management District, General Obligation Unlimited,
AG,
2.25%, 12/01/2037	1,750,000	1,325,225
BAM,
4.00%, 12/01/2032	520,000	530,452
6.25%, 12/01/2029	255,000	286,332
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM,
4.00%, 09/01/2046	105,000	89,888
Waller County Road Improvement District No. 1, General Obligation Unlimited,
AG-CR,
3.00%, 03/01/2037	775,000	660,891
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
West Harris County Regional Water Authority, Revenue Bonds,
BAM,
4.00%, 12/15/2034	$ 365,000	$ 367,869
Wilmer Municipal Utility District No. 1, General Obligation Unlimited,
AG,
5.50%, 09/01/2035	270,000	290,543
7.00%, 09/01/2030 - 09/01/2034	435,000	508,902
Woodridge Municipal Utility District, General Obligation Unlimited,
BAM-TCRS,
3.38%, 09/01/2034	235,000	211,131
3.75%, 09/01/2034 - 09/01/2035	270,000	263,537
		96,449,982
U.S. Virgin Islands - 0.0% *
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 10/01/2032 (C)	175,000	175,476
Utah - 0.9%
Metropolitan Water District of Salt Lake & Sandy, Revenue Bonds,
Series A,
2.65%, 07/01/2030	1,540,000	1,491,191
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (B)	2,500,000	2,290,039
Series 2,
6.00%, 06/15/2054 (B)	1,500,000	1,493,274
Utah Board of Higher Education, Revenue Bonds,
Series A,
4.00%, 11/01/2034	1,020,000	1,026,064
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2031	45,000	45,067
5.00%, 10/15/2035	250,000	250,304
Series 2020A,
4.00%, 04/15/2040	1,160,000	1,047,633
Series A,
3.00%, 10/15/2034	1,275,000	1,130,247
		8,773,819
Virginia - 1.9%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AG,
5.00%, 07/01/2041	970,000	973,409
Chesapeake Economic Development Authority, Revenue Bonds,
Series A, Fixed until 10/01/2027,
3.65% (A), 02/01/2032	810,000	821,957
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040,
4.50% (A), 10/01/2040	$ 1,785,000	$ 1,763,453
Fairfax County Industrial Development Authority, Revenue Bonds,
4.00%, 05/15/2042	1,745,000	1,594,649
Isle Wight County Industrial Development Authority, Revenue Bonds,
AG,
5.25%, 07/01/2048	7,220,000	7,272,738
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA,
4.50%, 05/01/2040	3,075,938	3,042,628
Roanoke Economic Development Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2038	440,000	422,372
Virginia Housing Development Authority, Revenue Bonds,
Series E,
3.00%, 10/01/2028	775,000	771,962
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036	1,095,000	1,073,676
		17,736,844
Washington - 2.2%
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,319
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,469,458
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,304
King & Snohomish Counties School District No. 417 Northshore, General Obligation Unlimited,
5.00%, 12/01/2041	1,160,000	1,219,756
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,090,000	1,093,974
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	1,660,000	1,662,784
State of Washington, General Obligation Unlimited,
Series A1,
5.00%, 08/01/2036	500,000	500,000
Sumner Library Capital Facility Area, General Obligation Unlimited,
5.00%, 12/01/2044	2,200,000	2,234,507
Washington Health Care Facilities Authority, Revenue Bonds,
Series A,
4.25%, 10/01/2040	1,180,000	1,093,057
Series A2,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington Health Care Facilities Authority, Revenue Bonds, (continued)
5.00%, 08/01/2044	$ 1,000,000	$ 978,645
Series A-2,
5.00%, 08/01/2032	480,000	504,610
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 - 07/01/2045 (B)	6,115,000	6,187,475
Series 2N, GNMA, FNMA, FHLMC,
2.15%, 12/01/2033	515,000	426,847
Series A-2, BAM,
5.00%, 07/01/2030 - 07/01/2036 (B)	2,180,000	2,337,672
Yakima County School District No. 2 Union Gap, General Obligation Unlimited,
5.00%, 12/01/2044	160,000	164,328
		20,963,736
West Virginia - 0.0% *
State of West Virginia, General Obligation Unlimited,
Series A,
3.00%, 11/01/2025	125,000	125,056
West Virginia Hospital Finance Authority, Revenue Bonds,
Series B, AG,
5.38%, 09/01/2053	260,000	266,691
		391,747
Wisconsin - 5.4%
City of New Richmond Water & Sewer Utility Revenue, Revenue Bonds,
Series B,
2.00%, 05/01/2026	100,000	98,847
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2037 (B)	9,000,000	4,545,796
4.00%, 09/01/2029 (B)	800,000	792,925
5.00%, 12/15/2036 (B)	2,998,651	2,947,715
AG,
5.00%, 07/01/2037	1,865,000	1,902,823
Series A,
4.10%, 06/15/2026 (B)	175,000	176,260
5.00%, 06/01/2030 - 11/15/2044	1,110,000	1,152,248
Series A, AG,
5.00%, 07/01/2036	340,000	348,535
Series A-1, BAM,
5.25%, 07/01/2042	4,925,000	5,035,436
5.38%, 07/01/2047	6,300,000	6,334,760
5.50%, 07/01/2052	5,215,000	5,235,989
5.63%, 07/01/2055	4,400,000	4,415,148
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	483,047
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032	670,000	506,713
BAM,
5.25%, 02/15/2054	3,910,000	3,943,291
Series A,
4.00%, 11/15/2039	8,075,000	7,305,948
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, (continued)
Series A-2,
4.00%, 11/15/2034	$ 800,000	$ 793,813
Series B,
4.20%, 08/15/2028	1,450,000	1,447,983
Series A, AG,
4.00%, 02/15/2034	870,000	877,513
Series A-2, AG,
5.00%, 02/15/2031 - 02/15/2032	2,200,000	2,366,655
		50,711,445
Wyoming - 0.2%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	1,485,000	1,388,183
Total Municipal Government Obligations (Cost $914,702,667)		892,897,591
Principal	Value
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp.,
1.80% (H), dated 07/31/2025, to be
repurchased at $54,060,846 on 08/01/2025.
Collateralized by a U.S. Government
Obligation, 3.75% due 04/30/2027, and with
a value of $55,139,423.
$ 54,058,143	$ 54,058,143
Total Repurchase Agreement (Cost $54,058,143)	54,058,143
Total Investments (Cost $968,760,810)	946,955,734
Net Other Assets (Liabilities) - (0.1)%	(1,265,615)
Net Assets - 100.0%	$ 945,690,119
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$892,897,591	$—	$892,897,591
Repurchase Agreement	—	54,058,143	—	54,058,143
Total Investments	$—	$946,955,734	$—	$946,955,734
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $37,048,274, representing 3.9% of the Fund's net assets.

(C)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A 4.00%, 12/01/2028	03/08/2018	$291,210	$291,706	0.0%*
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	186,332	175,476	0.0%*
			$477,542	$467,182	0.0%*

Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2025; the maturity date disclosed is the ultimate maturity date.
(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2025, the value of this security is
$1,131,850, representing 0.1% of the Fund's net assets.

(F)	Non-income producing security.
(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2025. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Rate disclosed reflects the yield at July 31, 2025.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Intermediate Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds